Income Taxes - Summary of Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current tax expense:
Current year	$ 4,763		$ 6,108	$ 8,574
Deferred tax expense:
Origination and reversal of temporary differences	1,579		(1,859)	(2,812)
(Benefit) utilization of tax losses recognized	(1,082)		(65)	(1,834)
Total deferred tax (benefit)	497		(1,924)	(4,646)
Total income tax expense in consolidated net income	5,260	$ 268	4,184	3,928
Mexico [member]
Current tax expense:
Current year	3,545		3,874	4,035
Deferred tax expense:
Origination and reversal of temporary differences	(283)		(1,798)	(1,117)
(Benefit) utilization of tax losses recognized	(679)		179	(1,285)
Total deferred tax (benefit)	(962)		(1,619)	(2,402)
Total income tax expense in consolidated net income	2,583		2,255	1,633
Foreign [member]
Current tax expense:
Current year	1,218		2,234	4,539
Deferred tax expense:
Origination and reversal of temporary differences	1,862		(61)	(1,695)
(Benefit) utilization of tax losses recognized	(403)		(244)	(549)
Total deferred tax (benefit)	1,459		(305)	(2,244)
Total income tax expense in consolidated net income	$ 2,677		$ 1,929	$ 2,295